Loans	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
LOANS

Note 11 – LOANS

Loans and related guarantees are comprised of the following:

	December 31, 2019	December 31, 2018
Industrial and Commercial Bank of China, Yantai Economic Development Zone Branch	$3,014,296	$4,362,748
Bank of China, Yantai Bonded Port Area Branch	1,148,303	1,163,399
Huaxia Bank Co., Ltd., Yantai Xingfu Branch	-	1,454,250
Agricultural Bank of China, Yantai Laishan Branch	1,291,841	-
Postal Savings Bank of China, Yantai Laishan Branch	2,066,946	-
Qingdao Yikou Industrial Automation Equipment Co., Ltd.	83,252	157,059
Qingdao Hongjiatai Machinery Engineering Co., Ltd.	-	305,392
Yantai Guotai Investment Limited Company ("Yantai Guotai")	-	727,125
Volkswagen Finance (China) Co., Ltd.	-	10,455
Total short term loans	7,604,638	8,180,428
Bank of Qingdao, Yantai Branch	-	3,635,623
Qingdao Metro Finance Leasing Co., Ltd.	4,306,138	3,635,623
ZGC Sci-Tech Leasing Co., Ltd	1,436,251	-
Volkswagen Finance (China) Co., Ltd.	-	23,638
Total loans	13,347,027	15,475,312
Less: short term loans and current portion of long term loans	11,809,449	10,867,111
Less: unamortized debt issuance costs	160,361	158,312
Long term loans - due over one year	$1,377,217	$4,449,889

On November 1, 2017, the Company entered into a loan agreement with the Bank of China, Yantai Bonded Port Area Branch to borrow approximately $1,230,000 (RMB 8,000,000) due on November 1, 2018 for working capital purposes. The loan bears an annual interest rate of 5.873% payable quarterly in arrears and pledged with an apartment owned by Yue Zhang. The loan was also jointly guaranteed by Yantai Runtai Medical Co., Ltd. ("Runtai"), Yuebiao Li and his wife, Xiaojun Chen, husband of Zhuo Zhang, and Yue Zhang. The Company paid off the loan in full on October 17, 2018. On October 29, 2018 the Company entered into another loan with the same bank in the amount of approximately $ 1,148,000 (RMB 8,000,000) due on October 28, 2019 for working capital purposes. On March 20, 2019 the Company paid off the loan in full and on March 21, 2019, the Company renewed the loan agreement with the same principal amount and extended the maturity to March 20, 2020. According the new agreement, the loan bears an annual interest rate of 4.860% payable quarterly and pledged with an apartment owned by Yue Zhang. The loan was also jointly guaranteed by Yuebiao Li and his wife.

On June 28, 2017, the Company entered into a loan agreement with the Huaxia Bank Co., Ltd. Yantai Xingfu Branch to borrow approximately $1,537,000 (RMB 10,000,000) at an annual interest rate of 5.655% payable monthly for the period from June 28, 2017 to June 28, 2018. The loan is guaranteed by Runtai, Yuebiao Li and his wife and Zhuo Zhang and her husband. In addition, the Company pledged certain inventories with original cost of approximately $3,111,000 (RMB 20,240,449). The Company paid off the loan in full on June 29, 2018. On July 3, 2018, the Company entered into another loan agreement with the same bank to borrow approximately $1,507,000 (RMB 10,000,000) at an annual interest rate of 5.655% payable monthly for the period from July 3, 2018 to July 3, 2019. The loan is guaranteed by Runtai. The Company paid off the loan on July 3, 2019.

On August 29, 2017, the Company entered into a loan agreement with Bank of Qingdao, Yantai Branch to borrow approximately $1,537,000 (RMB 10,000,000) for working capital purposes. The loan is due on August 28, 2018 with a fixed annual interest rate of 5.655%. The loan is guaranteed by Yantai Financing Guarantee Co., Ltd., Yuebiao Li and his wife, and Zhuo Zhang. The land use rights transferred from Yantai Aotesai Energy Ltd. were pledged to obtain the guarantee provided by Yantai Financing Guarantee Co., Ltd. The Company paid off the loan in full on May 7, 2018. On May 30, 2018, the Company entered into a three-year loan agreement with Bank of Qingdao, Yantai Branch to borrow approximately $3,894,514 (RMB 25,000,000) for the construction of a plant. The loan is due on May 30, 2021 with an annual interest rate of 6.5000% payable monthly. The loan was guaranteed by Yuebiao Li and pledged by the construction in progress of the Company with original book value of approximately $6,795,983 (RMB 46,731,900).

On September 28, 2017, the Company entered into a loan agreement to borrow approximately $4,610,845 (RMB 30,000,000) from Industrial and Commercial Bank of China, Yantai Economic Development Zone Branch, for the period from September 28, 2017 to September 25, 2018. The loan bears an annual interest rate of 5.003% and is pledged with a certificate of deposit in the amount of $5,100,000 using the funds from its IPO by Newater HK. The loan was repaid in full on September 30, 2018. On September 30, 2018, the Company entered into two loan agreements to borrow approximately $1,165,000 (RMB 8,000,000) and $3,204,000 (RMB 22,000,000) from the same bank, respectively. The Company paid off the loans in October 2019. On September 30, 2019 and December 9, 2019, the Company entered into two loan agreements to borrow approximately $1,824,459 (RMB13,000,000) and $1,136,846 (RMB8,000,000) from the same bank, respectively. These two loans bear annual interest rates of 4.350% and 4.785%, respectively, and are pledged with certificates of deposit in the total amount of $3,500,000 using the funds from the IPO by Newater HK. The amount of the certificates of deposit were included in restricted cash, current portion in the consolidated balance sheets.

On July 16, 2018, the Company entered into a loan agreement to borrow approximately $311,154 (RMB 2,080,000) from Qingdao Yikou Industrial Automation Equipment Co., Ltd. for the period from July 16, 2018 to July 15, 2019 with an annual interest rate of 5.500%. The Company repaid approximately $144,322 (RMB 1,000,000) on November 22, 2018, and $70,867 (RMB500,000) on August 9, 2019.

On July 13, 2018, the Company entered into a loan agreement to borrow approximately $1,032,374 (RMB 6,900,000) from Qingdao Hongjiatai Machinery Engineering Co., Ltd. for the period from July 13, 2018 to July 12, 2019 with an annual interest rate of 5.50%. The Company paid off this loan in full as of December 31, 2019.

On December 24, 2018, the Company entered into a loan agreement to borrow approximately $725,000 (RMB 5,000,000) from Yantai Guotai for the period from December 24, 2018 to December 13, 2019 with an annual interest rate of 9.000% payable monthly. The Company paid off this loan in full as of December 2019.

During the year ended December 31, 2018, the Company obtained three short-term loans from Yantai Zexin Environmental Science and Technology Co., Ltd. in the total amount of approximately $2,401,000 (RMB 16,000,000) for working capital purposed. These loans bear annual interest rates of 6.000% payable monthly. As of December 31, 2018, the Company has paid off the loans in full.

On November 8, 2017, the Company entered into two loans agreements with Volkswagen Finance (China) Co., Ltd. ("Volkswagen Loans") in connection with acquisition of vehicles with net book value of $55,822 (RMB 363,200), which were pledged to secure the loans. The loans bear an effective interest rate of 9.090% per annum and are due in 24 months. The loans obtained pursuant to the agreements totaled $30,738 (RMB 200,000). For the years ended December 31, 2018 and 2017, the Company repaid in the total amount of approximately $17,835 (RMB 117,974) and $1,556 (RMB 10,131), respectively. On January 30, 2018, the Company entered into other three loans agreements with Volkswagen Finance (China) Co., Ltd. ("Volkswagen Loans II") in connection with acquisition of vehicles with net book value of approximately $82,000 (RMB 561,000). The loans bear an effective interest rate of 9.690% per annum and are due in 24 months. The loans obtained pursuant to the agreements totaled $52,161 (RMB 330,000). For the year ended December 31, 2018, the Company repaid in the total amount of approximately $28,000 (RMB 167,457). The Company paid off the Volkswagen Loans in full as of December 31, 2019.

On September 16, 2019, the Company entered into a loan agreement to borrow approximately $1,292,000 (RMB 9,000,000) from Agricultural Bank of China, Yantai Laishan Branch, for the period from September 16, 2019 to August 27, 2020 with an annual interest rate of 4.785%. The loan is guaranteed by Yuebiao Li and Zhuo Zhang, and pledged by the Company's Plant 1 factory located at 1 Ruida Road, Yantai City, Shandong Province and the Company's gatehouse.

On September 11, 2019, the Company entered into a loan agreement to borrow approximately $2,068,000 (RMB 14,400,000) from China Post Savings Bank, Yantai Laishan Branch, for the period from September 11, 2019 to September 10, 2020 with an annual interest rate of 4.785%. The loan is guaranteed by Yuebiao Li, and pledged by the No. 3 office building located at 1 Ruida Road, Yantai City, Shandong Province and the Company's gatehouse.

On April 28, 2018, the Company obtained a loan from Qingdao Metro Leasing Co., Ltd. ("Qingdao Metro Loan I") in the amount of approximately $4,736,979 (RMB 30,000,000). The loan bears an annual interest rate of 6.00% payable quarterly and is due in 36 months. The loan is guaranteed by Yuebiao Li and his wife, Zhuo Zhang and her husband and pledged by the Company's equipment in the original cost of approximately $6,019,799 (RMB 38,124,292). In addition, the loan is also pledged by the 30% equity ownership of Jinzheng owned by Newater HK. The Company paid a security deposit of approximately $473,698 (RMB 3,000,000) and debt issuance costs of approximately $284,219 (RMB 1,800,000) in cash. On January 15, 2019, the Company obtained another two-year loan from Qingdao Metro Leasing Co., Ltd ("Qingdao Metro Loan II") in the amount of $4,440,245 (RMB30,000,000). The loan is guaranteed by Yuebiao Liand his wife, Zhuo Zhang and her husband and pledged by the Company's equipment in the original cost of approximately $5,808,000 (RMB40,460,000) and accounts receivable from a customer. In addition, the loan is also pledged by the 30% equity ownership of Jinzheng owned by Newater HK. As of December 31, 2019, current portion of Qingdao Metro Loan I and Qingdao Metro Loan II totaled $3,593,445 (RMB25,034,817) and the long term portion totaled $712,692 (RMB4,965,183). The balance was presented in the balance of the accompanying consolidated balance sheet, including $122,280 (RMB851,900) of unamortized debt issuance costs which was included in the balance of loans due over one year in the accompanying consolidated balance sheet.

On March 29, 2019, the Company obtained a loan from ZGC Sci-Tech Leasing Co., Ltd. in the amount of approximately $1,936,000 (RMB 13,000,000). The loan bears an annual interest rate of 7.20% payable quarterly and is due in 36 months. The loan is pledged by the Company's wastewater treatment equipment in the original cost of approximately $2,510,000 (RMB 17,486,660) and by the accounts receivable from two wastewater treatment projects. The loan is further guaranteed by Yuebiao Li and Zhuo Zhang. As of December 31, 2019, current portion of the loan totaled $611,364 (RMB 4,259,253) and the long term portion totaled $824,886 (RMB 5,746,819). The balance was presented in the balance of the accompanying consolidated balance sheet, including $38,081 (RMB265,303) of unamortized debt issuance costs, which were included in the balance of loans due over one year in the accompanying consolidated balance sheet.

As of December 31, 2019, the Company's future loan obligations according to the terms of the loan agreement are as follows:

2020	$11,809,449
2021	1,368,457
2022	169,122
2023	-
2024 and thereafter	-
Total	$13,347,028

During the year ended December 31, 2019, the total interest cost incurred was $1,430,295, of which $1,087,051 was recognized as expense and $343,244 was capitalized in the construction of property, plant and equipment. During the years ended December 31, 2018 and 2017, the total interest cost incurred and charged to expense was $658,290 and $242,707, respectively.